LEASE AGREEMENT	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
12.	LEASE AGREEMENT

The Company is party to a lease agreement dated October 1, 2015, with Hard Assets Capital Corp., for the lease of its office premises. The term of the lease was one year from the date of the agreement and provides for a base rent of $1,000 per month for the premises. This agreement was renewed on October 1, 2016 for one year.